Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S.A. Government Money Fund
Central Index Key	dei_EntityCentralIndexKey	0000704957
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2016
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015